Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SUMMER STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2018